Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WELLINGTON FUND
Prospectus Date	rr_ProspectusDate	Mar. 27, 2024
ETF | Vanguard Short-Term Tax-Exempt Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ETF Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment-grade segment of the U.S. municipal bond market with remaining maturities between one month and seven years.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal period from March 7, 2023 to November 30, 2023, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing approach designed to track the performance of the S&P 0-7 Year National AMT-Free Municipal Bond Index. This Index measures the performance of the investment-grade, fixed-rate U.S. municipal bond market with maturities between one month and seven years as determined by the Index provider, S&P Dow Jones Indices LLC. This Index includes municipal bonds from issuers that are primarily state and local governments or agencies whose interest is exempt from U.S. federal income taxes and the federal alternative minimum tax (AMT) (excluding bonds issued by U.S. territories and commonwealths and certain other bonds as determined by the Index Provider). To be eligible for inclusion in the Index, each bond must have a rating of at least investment-grade, as determined by a nationally recognized statistical rating organization (NRSRO) (e.g., at least BBB– by Fitch Ratings, Inc), the lowest rating will be used in determining if the bond is investment grade. Each bond must also be denominated in U.S. dollars; generally must be part of an offering where the original offering amount was at least $100 million; and generally have a minimum par (i.e., currently outstanding face value) amount of $25 million. In addition, to be included in the Index, each bond must have a remaining term to final maturity that is less than seven years and greater than or equal to one calendar month.The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in securities held in the Index. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income will be exempt from federal income taxes and the federal AMT. The Fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index, which, under normal circumstances, is not expected to exceed 4 years. As of November 30, 2023, the dollar-weighted average maturity of the Index was 3.1 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates.• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate.• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall.• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. In general, credit risk should be relatively low for the Fund because it invests primarily in bonds that are considered to be of high quality.• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund is expected to be low to moderate.• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.• Regional risk, which is the chance that economic, political, or regulatory occurrences within a certain state may adversely affect the value of securities offered by issuers located within that state. Because the Fund may invest a large portion of its assets in securities located in any one state, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.Because the Fund is an exchange-traded fund (ETF) and the Fund’s shares are traded on an exchange, the Fund is subject to additional risks:• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website atvanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation long enough to report a full calendar-year return. Performance information is available on our website atvanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund is designed for investors with a low tolerance for risk, but you could still lose money by investing in it.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
ETF | Vanguard Short-Term Tax-Exempt Bond ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
Transaction Fee on Purchases and Sales	wellington_TransactionFeeOnPurchasesandSales	none	[2]
Transaction Fee on Reinvested Dividends	wellington_TransactionFeeOnReinvestedDividends	none	[2]
Transaction Fee on Conversion to ETF Shares	wellington_TransactionFeeOnConversionToETFShares	none	[2]

[1]	The expense information shown in the table reflects estimated amounts for the current fiscal year.
[2]	None through Vanguard (Broker fees vary)